Employee benefits - Pension and other post-employment benefits - Analysis of Movement in Financial Position Related to Pension and Other Post-employment Benefit Plans (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2021		Oct. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Payments		$ 596
Defined benefit pension plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Opening Benefit obligation at beginning of period		16,351
Opening Fair value of plan assets at beginning of period		16,024
Closing Benefit obligation at end of period		15,315	[1]	$ 16,351
Closing fair value of plan assets at end of period		17,703		16,024
Defined benefit pension plans [member] | Change in fair value of plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Opening Fair value of plan assets at beginning of period		16,024	[1]	14,785
Interest income expense		432	[1]	447
Remeasurements: Return on plan assets (excluding interest income)		1,614	[1]	793
Change in foreign currency exchange rate		(21)	[1]	17
Contributions - Employer		221	[1]	798
Contributions - Plan participant		46	[1]	48
Payments		(594)	[1]	(623)
Payments - amount paid in respect of settlements		(2)	[1]	(223)
Other		(13)	[1]	(18)
Closing fair value of plan assets at end of period	[1]	17,703		16,024
Business combinations/Disposals	[1]	(4)
Defined benefit pension plans [member] | Change in present value of benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Opening Benefit obligation at beginning of period		16,351	[1]	15,517
Current service costs		359	[1]	367
Gains and losses on settlements		2	[1]	(5)
Interest income expense		439	[1]	462
Remeasurements: Actuarial losses (gains) from financial assumptions		(1,253)	[1]	791
Remeasurements: Actuarial losses (gains) from experience adjustments		(5)	[1]	2
Change in foreign currency exchange rate		(24)	[1]	15
Contributions - Plan participant		46	[1]	48
Payments		(594)	[1]	(623)
Payments - amount paid in respect of settlements		(2)	[1]	(223)
Closing Benefit obligation at end of period	[1]	15,315		16,351
Business combinations/Disposals	[1]	(4)
Defined benefit pension plans [member] | Unfunded Obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Opening Benefit obligation at beginning of period		30
Closing Benefit obligation at end of period		26	[1]	30
Defined benefit pension plans [member] | Wholly or partly funded obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Opening Benefit obligation at beginning of period		16,321
Closing Benefit obligation at end of period		15,289	[1]	16,321
Other post employment benefit [member] | Change in fair value of plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Opening Fair value of plan assets at beginning of period				1
Contributions - Employer		75		63
Contributions - Plan participant		19		19
Payments		(94)		(83)
Other post employment benefit [member] | Change in present value of benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Opening Benefit obligation at beginning of period		1,953		1,820
Current service costs		46		46
Past service costs		(1)		(12)
Interest income expense		57		59
Remeasurements: Actuarial losses (gains) from demographic assumptions		(6)		(5)
Remeasurements: Actuarial losses (gains) from financial assumptions		(184)		68
Remeasurements: Actuarial losses (gains) from experience adjustments		(2)		38
Change in foreign currency exchange rate		(7)		3
Contributions - Plan participant		19		19
Payments		(94)		(83)
Closing Benefit obligation at end of period		1,780		1,953
Business combinations/Disposals		(1)
Other post employment benefit [member] | Unfunded Obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Opening Benefit obligation at beginning of period		1,792
Closing Benefit obligation at end of period		1,633		1,792
Other post employment benefit [member] | Wholly or partly funded obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Opening Benefit obligation at beginning of period		161
Closing Benefit obligation at end of period		$ 147		$ 161

[1]	For pension plans with funding deficits, the benefit obligations and fair value of plan assets as at October 31, 2021 were $413 million and $155 million, respectively (October 31, 2020 – $15,054 million and $14,583 million, respectively).